Loan Payable	6 Months Ended
Dec. 31, 2021
Disclosure of Loan Payable [Abstract]
LOAN PAYABLE

NOTE 7 – LOAN PAYABLE

On November 29, 2021, the Company entered into a loan agreement for US$ 692,970. The loan carries an interest rate of 4.7% and is payable in equal instalments of US$78,512. Included under Other Interest Charges are $3,455 in interest expenses related to this loan. The loan matures on August 18, 2022.